UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2454

                       Oppenheimer Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

             Date of fiscal year end: July 31

             Date of reporting period:  August 1, 2003 - January 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  January 31, 2004 / Unaudited
--------------------------------------------------------------------------------



                             PRINCIPAL           VALUE
                                AMOUNT      SEE NOTE 1
--------------------------------------------------------
 CERTIFICATES OF DEPOSIT--9.8%
--------------------------------------------------------
 DOMESTIC CERTIFICATES OF DEPOSIT--1.7%
 Citibank NA, 1.09%,
 2/6/04                    $10,000,000   $  10,000,000
--------------------------------------------------------
 National Bank
 of Commerce,
 Tennessee:
 1.105%, 6/14/04 1          10,000,000       9,999,632
 1.12%, 5/12/04 1           10,000,000      10,000,000
                                         ---------------
                                            29,999,632

--------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT--8.1%
 Bank of Montreal,
 Chicago, 1.105%,
 3/31/04                    10,000,000      10,000,000
--------------------------------------------------------
 Canadian Imperial
 Bank of Commerce,
 New York:
 1.03%, 3/19/04             20,000,000      20,000,000
 1.09%, 3/5/04               7,000,000       7,000,000
--------------------------------------------------------
 Credit Lyonnais,
 New York, 1.10%,
 3/1/04                     13,700,000      13,699,945
--------------------------------------------------------
 Lloyds TSB Bank
 plc, New York:
 1.09%, 2/17/04              7,000,000       7,000,031
 1.13%, 7/6/04              15,000,000      15,001,277
--------------------------------------------------------
 Royal Bank of
 Scotland, New York,
 1.125%, 7/8/04             15,000,000      15,000,000
--------------------------------------------------------
 Svenska
 Handelsbanken
 NY, 1.125%, 7/14/04         8,000,000       8,000,000
--------------------------------------------------------
 Swedbank AB,
 New York Branch,
 1.125%, 7/12/04            25,000,000      25,000,000
--------------------------------------------------------
 UBS AG Stamford
 CT, 1.065%, 4/6/04         25,000,000      25,000,225
                                         ---------------
                                           145,701,478
                                         ---------------
 Total Certificates of Deposit
 (Cost $175,701,110)                       175,701,110



                             PRINCIPAL           VALUE
                                AMOUNT      SEE NOTE 1
--------------------------------------------------------
 DIRECT BANK OBLIGATIONS--19.7%
--------------------------------------------------------
 AB SPINTAB:
 1.10%, 4/13/04            $15,000,000   $  14,967,000
 1.11%, 2/23/04             11,000,000      10,992,538
--------------------------------------------------------
 BNP Paribas
 Finance, Inc.,
 1.09%, 2/13/04             34,500,000      34,487,465
--------------------------------------------------------
 Credit Lyonnais
 North America, Inc.:
 1.08%, 2/3/04              15,000,000      14,999,100
 1.08%, 2/5/04              10,000,000       9,998,789
--------------------------------------------------------
 Danske Corp.,
 Series A:
 1.035%, 4/6/04             15,000,000      14,971,969
 1.085%, 3/18/04            10,000,000       9,986,136
--------------------------------------------------------
 Deutsche Bank
 Financial LLC,
 1.12%, 7/12/04             25,000,000      24,874,000
--------------------------------------------------------
 Governor & Co. of
 the Bank of Ireland:
 1.035%, 4/16/04 2          10,000,000       9,978,438
 1.04%, 4/21/04 2           15,000,000      14,965,333
--------------------------------------------------------
 HBOS Treasury
 Services:
 1.09%, 2/9/04              20,000,000      19,995,156
 1.11%, 2/3/04              15,000,000      14,999,075
 1.115%, 4/7/04             11,000,000      10,977,514
--------------------------------------------------------
 LaSalle Bank NA,
 1.10%, 2/19/04              7,000,000       7,000,000
--------------------------------------------------------
 National Australia
 Funding (Delaware),
 Inc., 1.075%,
 2/10/04                    10,000,000       9,997,313
--------------------------------------------------------
 Nationwide Building
 Society:
 1.09%, 2/26/04             12,200,000      12,190,765
 1.09%, 3/9/04              10,000,000       9,988,797
 1.13%, 7/7/04              10,000,000       9,950,719
--------------------------------------------------------
 Rabobank USA
 Financial Corp.,
 1.10%, 4/22/04              5,100,000       5,087,378
--------------------------------------------------------
 Societe Generale
 North America:
 1.075%, 4/26/04            45,000,000      44,885,781
 1.105%, 2/2/04              5,400,000       5,399,834


                    8 | OPPENHEIMER MONEY MARKET FUND, INC.

                             PRINCIPAL           VALUE
                                AMOUNT      SEE NOTE 1
--------------------------------------------------------
 DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------
 Stadshypotek
 Delaware, Inc.:
 1.03%, 3/26/04 2          $10,000,000   $   9,984,550
 1.11%, 3/8/04 2            10,000,000       9,988,900
 1.11%, 4/13/04 2           15,300,000      15,266,034
 1.13%, 4/5/04 2             5,000,000       4,989,956
--------------------------------------------------------
 Toronto Dominion
 Holdings, Inc.,
 1.09%, 2/5/04               3,390,000       3,389,589
                                         ---------------
 Total Direct Bank Obligations
 (Cost $354,312,129)                       354,312,129

--------------------------------------------------------
 LETTERS OF CREDIT--0.6%
--------------------------------------------------------
 Chase Manhattan Bank,
 guaranteeing commercial
 paper of NATC
 California LLC,
 1.05%, 4/22/04
 (Cost $9,976,375)          10,000,000      9,976,375
--------------------------------------------------------
 SHORT-TERM NOTES--63.7%
--------------------------------------------------------
 ASSET-BACKED--22.0%
 Crown Point Capital Co.:
 1.12%, 2/6/04 2            15,000,000      14,997,646
 1.14%, 3/4/04 2             5,000,000       4,994,933
--------------------------------------------------------
 Eiffel Funding LLC:
 1.05%, 4/7/04 2            15,000,000      14,971,125
 1.05%, 4/22/04 2           10,550,000      10,525,076
 1.05%, 4/23/04 2           16,000,000      15,961,733
--------------------------------------------------------
 FCAR Owner Trust I:
 1.11%, 2/12/04             10,000,000       9,996,608
 1.13%, 4/8/04              14,000,000      13,970,557
--------------------------------------------------------
 Galaxy Funding, Inc.:
 1.11%, 4/14/04 2           25,000,000      24,943,729
 1.12%, 3/3/04 2            10,000,000       9,990,356
 1.12%, 4/16/04             20,000,000      19,953,333
--------------------------------------------------------
 GOVCO, Inc.:
 1.05%, 4/23/04 2            8,943,000       8,921,611
 1.10%, 2/11/04 2           12,500,000      12,496,181
--------------------------------------------------------
 Grampian Funding
 LLC, 1.11%,
 4/14/04 2                  28,200,000      28,136,527


                             PRINCIPAL           VALUE
                                AMOUNT      SEE NOTE 1
--------------------------------------------------------
 ASSET-BACKED Continued
 Lexington Parker
 Capital Co. LLC:
 1.05%, 4/14/04 2          $12,500,000   $  12,473,385
 1.12%, 2/11/04 2            5,000,000       4,998,444
 1.13%, 2/5/04 2            10,000,000       9,998,744
 1.16%, 8/3/04 2            15,000,000      14,912,033
--------------------------------------------------------
 Neptune Funding
 Corp.:
 1.07%, 4/28/04 2           27,000,000      26,929,361
 1.09%, 4/22/04 2            7,000,000       6,982,833
 1.13%, 3/10/04 2            3,000,000       2,996,422
 1.15%, 2/9/04 2            15,000,000      14,996,167
--------------------------------------------------------
 Perry Global Funding
 LLC, Series A:
 1.13%, 2/11/04 2           11,300,000      11,296,453
 1.13%, 3/4/04 2             5,000,000       4,994,978
--------------------------------------------------------
 Preferred Receivables
 Funding Corp.,
 1.13%, 3/10/04 2            7,400,000       7,391,173
--------------------------------------------------------
 Scaldis Capital LLC:
 1.05%, 4/15/04 2           10,000,000       9,978,417
 1.05%, 4/30/04 2           17,000,000      16,955,871
--------------------------------------------------------
 Victory Receivables
 Corp.:
 1.05%, 3/3/04 2            10,000,000       9,990,958
 1.07%, 4/12/04 2           10,072,000      10,050,745
 1.07%, 4/15/04 2           15,000,000      14,967,008
 1.15%, 2/10/04 2           17,750,000      17,744,897
--------------------------------------------------------
 Windmill Funding
 Corp., 1.10%,
 2/4/04 2                    8,300,000       8,299,239
                                         ---------------
                                           395,816,543

--------------------------------------------------------
 CAPITAL MARKETS--13.6%
 Banc of America
 Securities LLC,
 1.18%, 2/1/04 1            50,000,000      50,000,000
--------------------------------------------------------
 Bear Stearns Cos., Inc.:
 1.03%, 3/25/04             15,000,000      14,977,254
 1.06%, 4/2/04              15,000,000      14,973,058
--------------------------------------------------------
 Citigroup Global
 Markets Holdings,
 Inc.:
 1.04%, 5/13/04              5,000,000       4,985,267
 1.08%, 2/4/04              20,000,000      19,998,200



                    9 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



                             PRINCIPAL           VALUE
                                AMOUNT      SEE NOTE 1
--------------------------------------------------------
 CAPITAL MARKETS Continued
 Goldman Sachs
 Group, Inc.:
 1.15%, 6/25/04            $10,000,000  $   10,000,000
 1.17%, 2/9/04 3             8,100,000       8,100,000
 1.18%, 7/2/04 3            15,000,000      15,000,000
 1.24%, 4/28/04 3            5,000,000       5,000,000
--------------------------------------------------------
 Lehman Brothers,
 Inc., 1.13%,
 12/15/04 1                 25,000,000      25,000,000
--------------------------------------------------------
 Morgan Stanley,
 1%, 8/27/04 1              26,100,000      26,100,000
--------------------------------------------------------
 Wachovia Securities
 LLC, 1.28%,
 3/26/04 1                  50,000,000      50,000,000
                                        ----------------
                                           244,133,779

--------------------------------------------------------
 COMMERCIAL BANKS--0.4%
 J.P. Morgan Chase
 & Co., 1.08%,
 2/11/04                     7,300,000       7,297,810
--------------------------------------------------------
 COMMERCIAL FINANCE--4.1%
 Caterpillar, Inc.,
 1.22%, 4/14/04 1           15,500,000      15,520,752
--------------------------------------------------------
 Countrywide Home
 Loans, 1.05%,
 2/2/04                     53,000,000      52,998,454
--------------------------------------------------------
 Private Export
 Funding Corp.,
 1.07%, 3/25/04 2            5,000,000       4,992,124
                                        ----------------
                                            73,511,330

--------------------------------------------------------
 CONSUMER FINANCE--0.6%
 American Express
 Credit Corp., Series B,
 1.22%, 12/16/04 1          10,000,000      10,013,038
--------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--1.9%
 GE Capital
 International
 Funding, Inc.,
 Series A,
 1.04%, 4/28/04 2           10,000,000       9,974,867
--------------------------------------------------------
 General Electric
 Capital Corp.,
 1.12%, 4/7/04              15,000,000      14,970,025



                             PRINCIPAL           VALUE
                                AMOUNT      SEE NOTE 1
--------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES Continued
 General Electric
 Capital Services,
 1.04%, 4/29/04            $10,000,000  $    9,974,578
                                        ----------------
                                            34,919,470

--------------------------------------------------------
 INSURANCE--7.2%
 Jackson National
 Life Insurance Co.:
 1.13%, 7/30/04 1            2,000,000       2,000,000
 1.18%, 3/1/04 1            30,000,000      30,000,000
--------------------------------------------------------
 Metropolitan Life
 Global Funding I,
 Series 2003-5, 1.11%,
 2/17/04 1,3                18,000,000      18,000,000
--------------------------------------------------------
 Pacific Life
 Insurance Co.,
 1.14%, 2/2/04 1,3          20,000,000      20,000,000
--------------------------------------------------------
 Prudential Insurance
 Co. of America,
 1.16%, 4/1/04 1            25,000,000      25,000,000
--------------------------------------------------------
 Security Life of
 Denver Insurance
 Co., 1.22%,
 10/27/04 1                 25,000,000      25,000,000
--------------------------------------------------------
 United of Omaha
 Life Insurance Co.,
 1.22%, 2/2/04 1,3          10,000,000      10,000,000
                                        ----------------
                                           130,000,000

--------------------------------------------------------
 LEASING & FACTORING--1.1%
 American Honda
 Finance Corp.:
 1.13%, 2/4/04 1,4          10,000,000      10,000,000
 1.29%, 4/13/04 1,4         10,000,000      10,003,377
                                        ----------------
                                            20,003,377

--------------------------------------------------------
 OIL & GAS--0.4%
 Shell Finance UK
 plc, 1.09%, 3/18/04         7,000,000       6,990,251
--------------------------------------------------------
 PERSONAL PRODUCTS--0.4%
 Procter & Gamble
 Co., 1.06%, 2/2/04 2        7,000,000       6,999,794




                    10 | OPPENHEIMER MONEY MARKET FUND, INC.

                             PRINCIPAL           VALUE
                                AMOUNT      SEE NOTE 1
--------------------------------------------------------
PHARMACEUTICALS--0.4%
 Alcon Capital Corp.,
 1.08%, 2/18/04 2           $7,000,000  $    6,996,430
--------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--11.6%
 Cooperative Assn. of
 Tractor Dealers, Inc.,
 Series A:
 1.17%, 7/2/04               5,000,000       4,975,300
 1.20%, 4/23/04              5,000,000       4,986,333
--------------------------------------------------------
 Cooperative Assn.
 of Tractor Dealers,
 Inc., Series B,
 1.13%, 3/8/04               1,000,000         998,870
--------------------------------------------------------
 K2 (USA) LLC:
 1.05%, 7/15/04 1,4         10,000,000       9,998,648
 1.11%, 2/17/04 2           19,000,000      18,990,627
 1.12%, 3/17/04 2           12,400,000      12,382,640
--------------------------------------------------------
 LINKS Finance LLC:
 1.06%, 9/30/04 1,4         15,000,000      14,998,016
 1.06%, 1/21/05 1,4         10,000,000       9,998,065
 1.08%, 8/25/04 1,4         10,000,000       9,998,871
 1.13%, 10/15/04 1,4        17,500,000      17,500,000
--------------------------------------------------------
 Parkland (USA) LLC:
 1.08%, 10/15/04 1          10,000,000       9,999,298
 1.08%, 1/14/05 1,4         20,000,000      19,998,093
 1.09%, 2/24/04 1,4         20,000,000      20,000,000
--------------------------------------------------------
 Sigma Finance, Inc.:
 1.07%, 11/26/04 1,4        11,000,000      10,998,656
 1.07%, 12/15/04 1,4        25,000,000      24,996,744
 1.09%, 12/6/04 1,4         10,000,000       9,998,321
 1.11%, 3/9/04 2             8,400,000       8,390,331
                                         ---------------
                                           209,208,813
                                         ---------------
 Total Short-Term Notes
 (Cost $1,145,890,635)                   1,145,890,635

--------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--5.9%
--------------------------------------------------------
 Federal Home Loan Bank:
 1.07%, 7/14/04             15,000,000      15,000,000
 1.23%, 7/6/04              12,000,000      12,000,000
 1.50%, 3/1/05              10,000,000      10,000,000
 4.875%, 4/16/04             4,000,000       4,030,558



                             PRINCIPAL           VALUE
                                AMOUNT      SEE NOTE 1
--------------------------------------------------------
 U.S. GOVERNMENT AGENCIES Continued
 Federal Home Loan
 Mortgage Corp.,
 1.65%, 12/30/04           $10,000,000  $   10,000,000
--------------------------------------------------------
 Federal National
 Mortgage Assn.,
 1.375%, 2/18/05            13,000,000      13,000,000
--------------------------------------------------------
 FNMA Master
 Credit Facility:
 1.105%, 2/2/04             20,000,000      19,999,386
 1.12%, 3/1/04-5/3/04       23,000,000      22,959,649
                                         ---------------
 Total U.S. Government Agencies
 (Cost $106,989,593)                       106,989,593

--------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $1,792,869,842)            99.7%  1,792,869,842
--------------------------------------------------------
 OTHER ASSETS
 NET OF LIABILITIES                0.3       6,071,178
                                ------------------------
 NET ASSETS                      100.0% $1,798,941,020
                                ========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $485,796,069, or 27.00% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
3. Identifies issues considered to be illiquid or restricted. See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $168,488,791 or 9.37% of the Fund's net assets as of January 31, 2004.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS



                    11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 January 31, 2004
----------------------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------------------
 Investments, at value (cost $1,792,869,842)--see accompanying statement       $1,792,869,842
----------------------------------------------------------------------------------------------
 Cash                                                                               9,966,056
----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of capital stock sold                                                      31,099,559
 Interest                                                                             849,772
 Other                                                                                122,274
                                                                               ---------------
 Total assets                                                                   1,834,907,503

----------------------------------------------------------------------------------------------
 LIABILITIES
----------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                             24,912,033
 Shares of capital stock redeemed                                                   9,711,162
 Directors' compensation                                                              390,926
 Transfer and shareholder servicing agent fees                                        355,897
 Shareholder communications                                                           295,833
 Dividends                                                                            255,828
 Other                                                                                 44,804
                                                                               ---------------
 Total liabilities                                                                 35,966,483

----------------------------------------------------------------------------------------------
 NET ASSETS                                                                    $1,798,941,020
                                                                               ===============

----------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------
 Par value of shares of capital stock                                          $  179,887,404
----------------------------------------------------------------------------------------------
 Additional paid-in capital                                                     1,619,051,641
----------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments                                           1,975
                                                                               ---------------
 NET ASSETS--applicable to 1,798,874,041 shares of capital stock outstanding   $1,798,941,020
                                                                               ===============

----------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $1.00



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    12 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended January 31, 2004
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                              $10,779,027

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         3,948,129
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                           2,619,665
-----------------------------------------------------------------------------------
 Shareholder communications                                                197,422
-----------------------------------------------------------------------------------
 Directors' compensation                                                    49,035
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                10,758
-----------------------------------------------------------------------------------
 Other                                                                     242,034
                                                                        -----------
 Total expenses                                                          7,067,043
 Less reduction to custodian expenses                                       (2,760)
 Less voluntary waiver of transfer and shareholder servicing agent fees   (239,558)
                                                                        -----------
 Net expenses                                                            6,824,725

-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                   3,954,302

-----------------------------------------------------------------------------------
 NET REALIZED GAIN ON INVESTMENTS                                            1,975

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 3,956,277
                                                                       ============



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          SIX MONTHS          YEAR
                                                                               ENDED         ENDED
                                                                    JANUARY 31, 2004      JULY 31,
                                                                         (UNAUDITED)          2003
------------------------------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------------------------------
 Net investment income                                                $    3,954,302   $   16,705,752
------------------------------------------------------------------------------------------------------
 Net realized gain                                                             1,975          194,006
                                                                      --------------------------------
 Net increase in net assets resulting from operations                      3,956,277       16,899,758

------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
 Dividends from net investment income                                     (3,954,302)     (16,705,752)
------------------------------------------------------------------------------------------------------
 Distributions from net realized gain                                             --         (183,666)

------------------------------------------------------------------------------------------------------
 CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------
 Net decrease in net assets resulting from capital stock transactions   (156,428,480)    (138,126,578)

------------------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------------------
 Total decrease                                                         (156,426,505)    (138,116,238)
------------------------------------------------------------------------------------------------------
 Beginning of period                                                   1,955,367,525    2,093,483,763
                                                                      --------------------------------
 End of period                                                        $1,798,941,020   $1,955,367,525
                                                                      ================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    14 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                      SIX MONTHS                                       YEAR
                                           ENDED                                      ENDED
                                JANUARY 31, 2004                                   JULY 31,
                                     (UNAUDITED)    2003     2002    2001     2000     1999
--------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
 Net asset value, beginning of period      $1.00   $1.00    $1.00   $1.00    $1.00    $1.00
--------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain      -- 1   .01      .02     .05      .05      .05
--------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income         -- 1  (.01)    (.02)   (.05)    (.05)    (.05)
 Distributions from net realized gain         --      -- 1     -- 1    --       --       --
                                           -------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              -- 1  (.01)    (.02)   (.05)    (.05)    (.05)
--------------------------------------------------------------------------------------------
 Net asset value, end of period            $1.00   $1.00    $1.00   $1.00    $1.00    $1.00
                                           =================================================

--------------------------------------------------------------------------------------------
 TOTAL RETURN 2                             0.21%   0.84%    1.88%   5.32%    5.38%    4.61%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)  $1,799  $1,955   $2,093  $2,128   $1,812   $1,496
--------------------------------------------------------------------------------------------
 Average net assets (in millions)         $1,888  $2,014   $2,006  $1,968   $1,712   $1,371
--------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                      0.42%   0.83%    1.88%   5.14%    5.27%    4.51%
 Total expenses                             0.74%   0.72%    0.79%   0.68%    0.78%    0.78%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                         0.72%    N/A 4   0.63%    N/A 4    N/A 4    N/A 4


1. Less than $0.005 per share.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                    15 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended January 31, 2004, the Fund's projected benefit obligations were increased by $20,533 and payments of $28,366 were made to retired directors, resulting in an accumulated liability of $361,781 as of January 31, 2004.
    The Board of Directors has adopted a deferred compensation plan for independent directors, that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.



                    16 | OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF CAPITAL STOCK
 The Fund has authorized five billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                       SIX MONTHS ENDED JANUARY 31, 2004           YEAR ENDED JULY 31, 2003
                                SHARES            AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------
 Sold                    1,410,123,880   $ 1,410,123,880    3,243,493,493   $ 3,243,493,493
 Dividends and/or
 distributions
 reinvested                  3,753,640         3,753,640       16,688,782        16,688,782
 Redeemed               (1,570,306,000)   (1,570,306,000)  (3,398,308,853)   (3,398,308,853)
                        --------------------------------------------------------------------
 Net decrease             (156,428,480)  $  (156,428,480)    (138,126,578)  $  (138,126,578)
                        ====================================================================


--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of aggregate net assets, 0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets, 0.375% of the next $1.5 billion of net assets, and 0.35% of average annual net assets in excess of $3.0 billion.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder, servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2004, the Fund paid $2,480,946 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 4. ILLIQUID SECURITIES
 As of January 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2004 was $76,100,000, which represents 4.23% of the Fund's net assets.


                    17 | OPPENHEIMER MONEY MARKET FUND, INC.

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)